Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 60,264	£ 87,356	£ 51,962	£ 76,972
Financial Assets at Short Term Fixed Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	24,515	48,432
Financial Assets at Variable Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	31,024	5,470
Non-Interest Bearing Cash Balances [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 4,725	£ 33,454